Share-based payment - Changes in activities of the options (Details)							6 Months Ended		12 Months Ended
	Nov. 01, 2023 shares	Jun. 01, 2023 shares	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 15, 2018 shares R$ / shares	Sep. 30, 2016 shares R$ / shares	Dec. 31, 2024 shares R$ / shares	Jun. 30, 2024 shares R$ / shares	Dec. 31, 2024 BRL (R$) shares R$ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 shares	Dec. 31, 2023 R$ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 shares	Dec. 31, 2022 R$ / shares	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2020 R$ / shares	Dec. 31, 2018 R$ / shares	Jan. 04, 2023 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental expense calculated by the fair value of the options granted | R$																						R$ 15,990
Opening Balance, Shares								5,450,687,000	5,450,687,000		5,803,324,000					5,423,415,000
Granted, Shares	15,000	2,140,500					130,000	1,985,000	0		2,155,500		50,000,000			643,500,000		2,903,500,000
Vesting	4 years	4 years
Expired/Cancelled, Shares									85,450,000		378,412,000					124,400,000
Exercised, Shares									205,425,000		24,225,000						2,399,191,000
Final Balance, Shares							5,159,812,000		5,159,812,000		5,450,687,000					5,803,324,000
Opening Balance, Weighted average price of the shares | R$ / shares								R$ 17.98	R$ 17.98			R$ 18.15					R$ 14.34
Granted, Weighted average price of the shares | R$ / shares									0			15.50					15.50
Expired/Cancelled, Weighted average price of the shares | R$ / shares									16.80			20.41					16.69
Exercised, Weighted average price of the shares | R$ / shares									14.56			4.47					2.31
Final Balance, Weighted average price of the shares | R$ / shares							R$ 18.15		R$ 18.15			17.98					R$ 18.15
Number of Shares Exercised									205,425,000		24,225,000						2,399,191,000
Costs recognized in employee benefits expenses | R$									R$ 28,792,000	R$ 32,692,000					R$ 47,557,000
Employee benefits expense | R$									937,761,000	790,739,000					733,605,000
Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee benefits expense | R$									R$ 17,993,000	R$ 33,616,000					R$ 47,362,000
Plan 1 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares								489,386,000	489,386,000		489,386,000					0
Granted, Shares									0		0					489,386,000
Expired/Cancelled, Shares									0		0					0
Exercised, Shares									0		0					0
Final Balance, Shares							489,386,000		489,386,000		489,386,000					489,386,000
Opening Balance, Weighted average price of the shares | R$ / shares								R$ 11.89	R$ 11.89			11.89					R$ 0
Granted, Weighted average price of the shares | R$ / shares									0			0					11.89
Expired/Cancelled, Weighted average price of the shares | R$ / shares									0			0					0
Exercised, Weighted average price of the shares | R$ / shares									0			0					0
Final Balance, Weighted average price of the shares | R$ / shares							R$ 11.89		R$ 11.89			R$ 11.89					11.89
Number of Shares Exercised									0		0					0
Plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares											0					676,800,000
Granted, Shares																		0
Exercised, Shares																676,800,000
Final Balance, Shares																0
Number of Shares Exercised																676,800,000
Plan 2 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares								482,625,000	482,625,000		643,500,000					0
Granted, Shares									0		0				643,500,000
Expired/Cancelled, Shares									0		0					0
Exercised, Shares									199,942,000		160,875,000					0
Final Balance, Shares							282,683,000		282,683,000		482,625,000					643,500,000
Number of Shares Exercised									199,942,000		160,875,000					0
2018 - Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares								115,799,000	115,799,000		135,599,000					0
Granted, Shares						1,764,000,000
Vesting									5 years
Exercised, Shares											19,800,000
Final Balance, Shares											115,799,000					135,599,000
Granted, Weighted average price of the shares | R$ / shares						R$ 1,560
Number of Shares Exercised											19,800,000
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares								115,799,000	115,799,000		135,599,000					2,458,065,000
Granted, Shares					5,452,464,000				0		0
Vesting									5 years
Expired/Cancelled, Shares									0		0					10,800,000
Exercised, Shares									43,800,000							2,311,666,000
Final Balance, Shares							71,999,000		71,999,000		115,799,000					135,599,000
Granted, Weighted average price of the shares | R$ / shares					R$ 1,800
Number of Shares Exercised									43,800,000							2,311,666,000
Strike price | R$ / shares																					R$ 1,800
Risk-free rate																					9.97%
Duration of the strike																					7 years
Expected annualized volatility																					64.28%
Fair value of the option at the grant/share date | R$ / shares																					R$ 50.00
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares								2,519,138,000	2,519,138,000		2,829,225,000					2,965,350,000
Granted, Shares				3,182,250,000					0		0					0		0
Vesting									5 years
Expired/Cancelled, Shares									8,325,000		309,412,000					48,600,000
Exercised, Shares									67,725,000		675,000					87,525,000
Final Balance, Shares							2,443,088,000		2,443,088,000		2,519,138,000					2,829,225,000
Granted, Weighted average price of the shares | R$ / shares				R$ 21,500
Number of Shares Exercised									67,725,000		675,000					87,525,000
Strike price | R$ / shares																				R$ 21,500
Risk-free rate																				9.98%
Duration of the strike																				7 years
Expected annualized volatility																				64.28%
Fair value of the option at the grant/share date | R$ / shares																				R$ 50.00
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares								2,815,750,000	2,815,750,000		2,838,500,000
Granted, Shares			3,250,000,000						0		50,000,000					2,903,500,000
Vesting									5 years
Expired/Cancelled, Shares									77,125,000		69,000,000					65,000,000
Exercised, Shares									93,900,000		3,750,000					0
Final Balance, Shares							2,644,725,000		2,644,725,000		2,815,750,000					2,838,500,000
Granted, Weighted average price of the shares | R$ / shares			R$ 15,500
Number of Shares Exercised									93,900,000		3,750,000					0
Strike price | R$ / shares																	15,500
Risk-free rate																		11.45%
Duration of the strike														7 years
Expected annualized volatility																		38.81%
Fair value of the option at the grant/share date | R$ / shares																	R$ 4,080.00
USEND
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Shares									489,386,000
Vesting									3 years
Strike price | (per share)									R$ 11.89										$ 1.92
Plan 2 and 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expired/Cancelled, Shares																0